LEASES - Right-of-use leased asset (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Right-of-use leased asset
Book value at the beginning of the period	$ 16,377,701
Depreciation of the period	1,760,806	$ 1,771,006
Book value at the end of the period	10,975,652		$ 16,377,701
Right-of-use leased asset
Right-of-use leased asset
Book value at the beginning of the period	30,142,835	20,979,597	20,979,597
Additions of the year	1,649,344		9,569,819
Subject to foreclosure (Note 4)	(8,076,841)
Disposals	(8,461)		(680,110)
Exchange differences	(125,231)		273,529
Book value at the end of the period	23,581,646		30,142,835
Depreciation
Right-of-use leased asset
Book value at the beginning of the period	(13,765,134)	$ (9,377,845)	(9,377,845)
Subject to foreclosure (Note 4)	(3,192,117)
Depreciation of the period	2,055,497		5,036,703
Disposals	(6,174)		(697,150)
Exchange differences	16,346		(47,736)
Book value at the end of the period	$ (12,605,994)		$ (13,765,134)